Fair Value Measurements (Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		9 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Aggregate loan fair value		¥ 121,135		¥ 121,135		¥ 197,041
Other assets		3,433		3,433		4,676
Policy liabilities and Policy Account Balances		157,813		157,813		163,734
Reinsurance recoverables
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		3,433		3,433		4,676
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances		157,813		157,813		163,734
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Aggregate loan fair value	[1]	121,135		121,135		197,041
Other assets		3,433		3,433		4,676
Policy liabilities and Policy Account Balances		157,813		157,813		163,734
Fair Value, Measurements, Recurring | Reinsurance recoverables
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[2]	3,433		3,433		4,676
Fair Value, Measurements, Recurring | Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[3]	157,813		157,813		163,734
Fair Value, Measurements, Recurring | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		(48)	¥ (156)	305	¥ (3,664)
Gains (losses) from changes in instrument-specific credit risk				0	0
Aggregate unpaid loan principal balance		122,429		122,429		199,674
Aggregate loan fair value		121,135		121,135		197,041
Amount by which aggregate fair value of loan was less than aggregate unpaid loan principal balance		1,294		1,294		2,633
Fair Value, Measurements, Recurring | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		11	6	4	(15)
Fair Value, Measurements, Recurring | Japanese and foreign government bond securities | Fair value option
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Amounts aggregate fair value elected fair value option		1,063		1,063		237
Fair Value, Measurements, Recurring | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		428	272	380	(705)
Fair Value, Measurements, Recurring | Corporate debt securities | Fair value option
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Amounts aggregate fair value elected fair value option		7,144		7,144		6,605
Fair Value, Measurements, Recurring | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		405	(47)	1,224	499
Fair Value, Measurements, Recurring | Equity securities | Fair value option
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Amounts aggregate fair value elected fair value option		19,059		19,059		16,032
Amounts investment funds measured at net asset value per share are not included in above tables		76,593		76,593		51,263
Fair Value, Measurements, Recurring | Investment In Affiliates | Fair value option
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from changes in instrument-specific credit risk		1,029	¥ 0	1,029	¥ 0
Amounts aggregate fair value elected fair value option		5,737		5,737		¥ 2,511
Fair Value, Measurements, Recurring | 90 Days or More Past Due | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Aggregate unpaid loan principal balance		3,049		3,049
Aggregate loan fair value		2,431		2,431
Amount by which aggregate fair value of loan was less than aggregate unpaid loan principal balance		¥ 618		¥ 618

[1]	A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income were a loss of ¥3,664 million and a gain of ¥305 million from the change in the fair value of the loans for the nine months ended December 31, 2022 and 2023, respectively. Included in “Other (income) and expense” in the consolidated statements of income were losses of ¥156 million and ¥48 million from the change in the fair value of the loans for the three months ended December 31, 2022 and 2023, respectively. No gains or losses were recognized in earnings during the nine months ended December 31, 2022 and 2023 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2023, were ¥199,674 million and ¥197,041 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥2,633 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of December 31, 2023, were ¥122,429 million and ¥121,135 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥1,294 million. There were no loans that are 90 days or more past due or, in non-accrual status as of March 31, 2023. The amounts of aggregate unpaid principal balance and aggregate fair value of loans that are 90 days or more past due or, in non-accrual status as of December 31, 2023, were ¥3,049 million and ¥2,431 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥618 million.
[2]	Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥4,676 million and ¥3,433 million as of March 31, 2023 and December 31, 2023, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings during the nine and three months ended December 31, 2022 and 2023, see Note 17 “Income and Expenses Relating to Life Insurance Operations.”
[3]	Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥163,734 million and ¥157,813 million as of March 31, 2023 and December 31, 2023, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings during the nine and three months ended December 31, 2022 and 2023, see Note 17 “Income and Expenses Relating to Life Insurance Operations.”